Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Accounts and notes receivable, allowance for doubtful accounts		$ 6,186	¥ 40,070	¥ 10,416
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries		42,607	276,000	160,181
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries		74,504	482,622	386,074
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries		98,483	637,957	599,491
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries		28,683	185,800	97,679
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries		52,812	342,105	347,441
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries.		7,712	49,959	35,013
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries		61,377	397,588	326,804
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries		5,990	38,803	955,647
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.		21,688	140,488	71,939
Deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries		977	6,332	6,150
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.		40,793	264,250
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries. | ¥				2,696
Non-current portion of amount due to related parties of the Consolidated VIEs without recourse to the beneficiaries		4,227	27,384	280,728
Long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries		15,965	103,421	61,673
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries		10,580	68,535	74,044
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.		308,747	2,000,000	2,264,064
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries		89,393	579,070	511,679
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries		2,237	14,492	20,453
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.		45,264	293,212	310,340
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries.		4,830	31,288	27,422
Mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries		15,437	100,000	100,000
Variable Interest Entity, Primary Beneficiary
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries		42,607	276,000	160,181
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries		64,351	416,850	340,519
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries		67,293	435,912	375,124
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries		28,683	185,800	97,679
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries		51,266	332,091	338,655
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries.		6,785	43,949	27,677
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	[1]	7,528	48,762	53,371
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries		1,918	12,422	900,000
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.		19,095	123,694	54,984
Deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries		977	6,332	6,150
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.		$ 0	¥ 0	0
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.				¥ 2,696
Non-current portion of amount due to related parties of the Consolidated VIEs without recourse to the beneficiaries
Long-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries		$ 4,251	¥ 27,534
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries		10,580	68,535	¥ 74,044
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.		0	0	0
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries		83,902	543,503	458,632
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries		1,713	11,098	20,453
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.		33,734	218,522	227,821
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries.		4,830	31,288	27,422
Mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries		$ 15,437	¥ 100,000	¥ 100,000
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)		1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)		458,916,346	458,916,346	346,803,765
Ordinary shares, shares outstanding (in shares)		458,916,346	458,916,346	346,803,765
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)		300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)		63,596,248	63,596,248	49,430,544
Ordinary shares, shares outstanding (in shares)		63,596,248	63,596,248	49,430,544

[1]	Information with respect to related parties is discussed in Note 24.